Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Additions based on tax positions related to the current year	$ 320	$ 318
Additions based on tax positions related to the current year	22	30
Additions for tax positions of prior years	46	16
Reductions for tax positions of prior years	(60)	(21)
Reductions for tax positions as a result of lapse of statute	(24)	(8)
Settlements	(36)	(15)
Balance, end of year	$ 268	$ 320